Trade accounts receivables - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	R$ 97,934	R$ 95,053
Closing Balance	97,165	97,934
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	30,300	31,962
(Provisions)/Reversals, net	(45,541)	(2,585)
Utilisation Allowance Account For Credit Losses Financial Assetss	5,207	5,790
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	(2,198)	1,543
Closing Balance	R$ 68,436	R$ 30,300